UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

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JF China Region Fund, Inc.

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(Exact name of registrant as specified in charter)

Finsbury Dials
20 Finsbury Street
London EC2Y 9AQ

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(Address of principal executive offices) (Zip code)

CSC

Suite 3100

1133 Avenue of the Americas

New York, NY 10036

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(Name and address of agent for service)

Registrant's telephone number, including area code: 302 791 1763
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Date of fiscal year end: December 31
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Date of reporting period: March 31, 2009
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO
AS OF MARCH 31, 2009 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)

COMMON STOCK (unless otherwise noted)
CHINA (36.6%)
Commercial Banks (11.1%)
China Construction Bank Corp., ‘H’	6,510,000	3,695,714
Industrial & Commercial Bank of China, ‘H’	6,224,000	3,236,229

		6,931,943

Construction & Engineering (1.4%)
China Railway Construction Corp., Ltd., ‘H’ (a)	647,000	844,791

Construction Materials (2.1%)
Asia Cement China Holdings Corp. (a)	660,000	357,650
China National Building Material Co., Ltd., ‘H’	654,000	968,689

		1,326,339

Diversified Telecommunication Services (1.8%)
China Telecom Corp., Ltd., ‘H’	2,714,000	1,120,533

Industrial Conglomerates (0.9%)
Beijing Enterprises Holdings, Ltd.	137,000	570,936

Insurance (5.5%)
China Life Insurance Co., Ltd., ‘H’	1,039,000	3,445,191

Internet Software & Services (1.5%)
Tencent Holdings, Ltd.	127,000	940,547

Leisure Equipment & Products (1.0%)
Li Ning Co., Ltd.	366,500	605,269

Marine (0.4%)
China Shipping Container Lines Co., Ltd., ‘H’	1,323,000	235,561

Metals & Mining (1.8%)
Aluminum Corp of China Ltd., ‘H’	978,000	561,518
Angang Steel Co., Ltd., ‘H’	582,000	589,464

		1,150,982

Multiline Retail (0.7%)
Parkson Retail Group, Ltd.	428,500	433,443

Oil, Gas & Consumable Fuels (4.9%)
China Petroleum & Chemical Corp., ‘H’	2,640,000	1,689,469
China Shenhua Energy Co., Ltd., ‘H’	606,500	1,366,280

		3,055,749

Real Estate Management & Development (2.3%)
China Vanke Co., Ltd., ‘B’	1,399,800	1,462,904

Transportation Infrastructure (1.2%)
China Merchants Holdings International Co., Ltd.	214,000	492,576
Zhejiang Expressway Co., Ltd., ‘H’	340,000	247,852

		740,428

TOTAL CHINA		22,864,616

HONG KONG (32.7%)
Commercial Banks (1.4%)
Hang Seng Bank, Ltd.	89,100	897,254

Diversified Financial Services (1.3%)
Hong Kong Exchanges and Clearing, Ltd.	85,600	808,443

Electric Utilities (2.4%)
Cheung Kong Infrastructure Holdings, Ltd.	380,000	1,519,882

Gas Utilities (1.0%)
Hong Kong & China Gas Co., Ltd.	381,000	600,704

Industrial Conglomerates (2.4%)
Hutchison Whampoa, Ltd.	229,000	1,122,752
Jardine Matheson Holdings, Ltd.	20,800	378,560

		1,501,312

Oil, Gas & Consumable Fuels (4.1%)
CNOOC, Ltd.	2,559,000	2,535,690

Real Estate Management & Development (12.6%)
Cheung Kong Holdings, Ltd.	269,000	2,316,692
China Overseas Land & Investment, Ltd.	746,000	1,170,407
Hang Lung Properties, Ltd.	486,000	1,141,228
Hongkong Land Holdings, Ltd.	186,000	424,080
Sun Hung Kai Properties, Ltd.	166,000	1,486,388
Wharf Holdings, Ltd.	529,000	1,313,184

		7,851,979

Wireless Telecommunication Services (7.5%)
China Mobile, Ltd.	541,500	4,715,925

TOTAL HONG KONG		20,431,189

TAIWAN (26.4%)
Chemicals (2.3%)
Formosa Plastics Corp.	578,000	870,954
Taiwan Fertilizer Co., Ltd.	282,000	577,937

		1,448,891

Commercial Banks (1.2%)
First Financial Holding Co., Ltd.	1,538,000	709,769

Computers & Peripherals (4.9%)
Acer, Inc.	709,080	1,066,380
HTC Corp.	112,900	1,388,279
Quanta Computer, Inc.	491,000	620,410

		3,075,069

Diversified Financial Services (3.2%)
Fubon Financial Holding Co., Ltd.	1,723,000	1,039,023
Yuanta Financial Holding Co., Ltd.	2,063,000	942,926

		1,981,949

Diversified Telecommunication Services (2.4%)
Chunghwa Telecom Co., Ltd.	829,545	1,514,179

Electronic Equipment, Instruments & Components (4.1%)
AU Optronics Corp.	1,202,000	994,223
HON HAI Precision Industry Co., Ltd.	693,101	1,567,612

		2,561,835

Industrial Conglomerates (1.0%)
Far Eastern Textile Co., Ltd.	773,000	601,769

Semiconductors & Semiconductor Equipment (7.3%)
MediaTek, Inc.	109,420	1,029,281
Powertech Technology, Inc.	226,300	408,397
Taiwan Semiconductor Manufacturing Co., Ltd.	2,072,699	3,141,565

		4,579,243

TOTAL TAIWAN		16,472,704

TOTAL INVESTMENTS (95.7% of Net Assets) (Cost $73,434,541)		59,768,509

Assets in excess of liabilities (4.3% of Net Assets)		2,677,093

NET ASSETS (100.0%)		62,445,602

NOTES TO INVESTMENT PORTFOLIO:

(a)	Non-income producing security.

B	Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock Exchange.
H	Chinese security traded on Hong Kong Stock Exchange.

As of March 31, 2009, aggregate cost for Federal income tax purposes was $73,434,541. The aggregate unrealized gain for all securities is as follows

Excess of market value over cost	1,918,282
Excess of cost over market value	(15,584,314)

Net unrealized lost	(13,666,032)

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

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Level 1 – quoted prices in active markets for identical securities

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Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted prices	$ 58,564,259	$ —
Level 2 – Other significant observable inputs	1,204,250	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 59,768,509	$ —

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of September 30, 2007, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 3a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	JF China Region Fund, Inc.

By (Signature and Title)* /s/ ____________________________________

Simon Crinage, President

(principal executive officer)

Date	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ ___________________________________

Simon Crinage, President

(principal executive officer)

Date	May 21, 2009

By (Signature and Title)* /s/ ____________________________________

Michael J. James, Treasurer

(principal financial officer)

Date	May 21, 2009

* Print the name and title of each signing officer under his or her signature.